Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax [line items]
Current tax liability	£ 72	£ 231
Provisions for tax uncertainties	181	280
Tax charges relating to share based payments	4	0	£ 0
2014 and earlier tax year [member]
Income tax [line items]
Provisions for tax uncertainties	181	57
2015 tax year [member]
Income tax [line items]
Provisions for tax uncertainties				£ 66
2016 tax year [member]
Income tax [line items]
Provisions for tax uncertainties			£ 29
2017 tax year [member]
Income tax [line items]
Provisions for tax uncertainties		23
2018 tax year [member]
Income tax [line items]
Provisions for tax uncertainties	6
Amount of liabilities increase	25	£ 25
2019 tax year [member]
Income tax [line items]
Amount of Liabilities decrease	£ 50